Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions								1 Months Ended						6 Months Ended
	Jun. 04, 2022 USD ($) shares	May 09, 2022 USD ($) shares	Apr. 08, 2022 USD ($)	Jan. 03, 2022 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Feb. 03, 2020 USD ($) $ / shares shares	Sep. 05, 2019 USD ($) $ / shares shares	May 25, 2022 USD ($) $ / shares shares	Feb. 22, 2022 $ / shares shares	Feb. 22, 2022 CNY (¥) ¥ / shares shares	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Jan. 22, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥) shares	Apr. 30, 2022 USD ($)	Apr. 22, 2022 shares	Apr. 06, 2022 USD ($)	Apr. 06, 2022 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	May 11, 2021 shares
Equity (Details) [Line Items]
Appropriations to the statutory surplus reserve, description														Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Statutory laws total														$ 1,263,125									$ 1,230,387
Common stock, shares authorized (in Shares) | shares														200,000,000				200,000,000					200,000,000
Common stock, par value (in Dollars per share) | $ / shares														$ 0.001									$ 0.001
Common stock, shares outstanding (in Shares) | shares														43,108,112				43,108,112					28,965,034
Common stock, shares issued (in Shares) | shares														43,108,112				43,108,112					28,965,034
Common shares of value issued																$ 2,186,000
Common stock issuance of amount														$ 735,000
Recognized stock-based compensation expense	$ 3,296,475	$ 3,296,475												$ 735,000
Equity interest											100.00%	100.00%									10.00%	10.00%
Consideration amount											$ 1,569,000	¥ 10
Cash consideration (in Yuan Renminbi) | ¥										¥ 10
Aggregate shares issued (in Shares) | shares									2,580,000	2,580,000
Exchange rate of price per share | (per share)									$ 0.61	¥ 6.39
Common stock, shares outstanding (in Shares) | shares														43,108,112				43,108,112					28,965,034
Issuance of aggregate common shares (in Shares) | shares																				3,000,000
Issuance of aggregate shares (in Shares) | shares	4,025,000	4,025,000
Conversion price ranging per share (in Dollars per share) | $ / shares														$ 1.28
Aggregated consideration amount			$ 18,000,000
Installments payable amount														$ 5,000,000					$ 4,000,000
Paid amount														600,000	¥ 4
Balance amount														2,100,000				¥ 14
Payment														400,000				¥ 3
Investment amount																					$ 800,000	¥ 5
2018 Incentive Plan [Member]
Equity (Details) [Line Items]
Common stock issuance of shares (in Shares) | shares													685,000
Common stock issuance of amount													$ 650,750
Share price, per share (in Dollars per share) | $ / shares													$ 0.95
Recognized stock-based compensation expense																162,688
Common stock, shares outstanding (in Shares) | shares																				1,025,000
Consulting Service Agreement [Member]
Equity (Details) [Line Items]
Company issued (in Shares) | shares							400,000
Common shares of value issued							$ 448,000
Common share price (in Dollars per share) | $ / shares							$ 1.12
Subsequent Event [Member]
Equity (Details) [Line Items]
Installments payable amount																	$ 5,000,000
Board of Directors [Member]
Equity (Details) [Line Items]
Common stock issuance of shares (in Shares) | shares						290,000
Common stock issuance of amount						$ 333,500
Share price, per share (in Dollars per share) | $ / shares						$ 1.15
Recognized stock-based compensation expense																83,375
Geniusland International Capital Ltd [Member]
Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 1.47	$ 1.33
Company issued (in Shares) | shares				500,000	1,000,000
Common shares of value issued				$ 735,000	$ 1,330,000
Recognized stock-based compensation expense																$ 665,000
Yorkville Advisors Global LP [Member]
Equity (Details) [Line Items]
Company issued (in Shares) | shares																								75,000
Recognized stock-based compensation expense														$ 84,637
Hainan Tashanshi Digital Information Co. Ltd. [Member]
Equity (Details) [Line Items]
Company issued (in Shares) | shares								5,970,000
Share price, per share (in Dollars per share) | $ / shares								$ 0.6
Aggregate gross proceeds								$ 3,582,000
Convertible Loan [Member]
Equity (Details) [Line Items]
Conversion of convertible loan (in Shares) | shares														1,068,078	1,068,078
Xinyi REIT [Member]
Equity (Details) [Line Items]
Equity interest			30.00%
PRC [Member] | Statutory Reserve [Member]
Equity (Details) [Line Items]
Statutory laws total														$ 1,263,125									$ 1,230,387